Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03036626

CERTNYS

1- 10441

NYSE

December 22, 2003

DEC 22 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 31 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SILICON GRAPHICS, INC., 6.50% Senior Secured Convertible Notes and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 22, 2003. Tentative listing date – December 24, 2003.

Sincerely,

Paras Madho

802301